Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-10-30
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	On October 30, 2024, we made the determination to restate the unaudited condensed consolidated financial statements as of and for the three and nine months ended September 30, 2023 (“2023 Interim Financial Statements”) after identifying certain errors with respect to the income tax benefit we recorded associated with a goodwill impairment reflected in the 2023 Interim Financial Statements. We included restated 2023 Interim Financial Statements correcting these errors in the Quarterly Report on Form 10-Q for the period ended September 30, 2024 filed with the SEC on November 8, 2024.
The errors had no effect on the NEO’s compensation for previously awarded incentive-based compensation because the applicable performance measures for such prior periods were not impacted by the errors. As such, we determined that no recovery was required.